Balance Sheets - USD ($)	Aug. 31, 2022	Nov. 30, 2021
Current assets:
Cash	$ 1,507,307	$ 50,000
Prepaid expenses	50,000
Due from Sponsor	6,500
Deferred offering costs		85,000
Other current assets	36,314
Total current assets	1,600,121	135,000
Cash and marketable securities held in Trust Account	87,469,299
Total assets	89,069,420	135,000
Current liabilities:
Accrued offering costs	15,000	40,000
Advances from related parties		75,000
Accounts payable and accrued expenses	232,618
Total current liabilities	247,618	115,000
Deferred underwriting compensation	3,018,750
Total liabilities	3,266,368	115,000
Commitments and contingencies (Note 6):
Temporary equity:
Class A common stock subject to possible redemption; 8,625,000 and 0 shares as of August 31, 2022 and November 30, 2021, respectively	87,269,299
Stockholders’ (deficit) equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		24,784
Accumulated deficit	(1,466,510)	(5,000)
Total stockholders’ (deficit) equity	(1,466,247)	20,000
Total liabilities and stockholders’ (deficit) equity	89,069,420	135,000
Common Class A [Member]
Stockholders’ (deficit) equity:
Common stock value	47
Common Class B [Member]
Stockholders’ (deficit) equity:
Common stock value	$ 216	$ 216	[1]

[1]	Includes an aggregate of up to 281,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).